RIGHT-OF-USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [abstract]
Less than one year	$ 163	$ 149
One to five years	515	678
More than five years	0	0
Total undiscounted lease liability	$ 678	$ 827